Taxation - Schedule of Tax on Profit Before Tax Differs from Theoretical Amount that Arise Using Basic Corporation Tax Rate (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Major components of tax expense (income) [abstract]
Profit from continuing operations before tax	£ 982	£ 743
Tax calculated at a tax rate of 19% (H121: 19%)	187	141
Bank surcharge on profits	70	49
Non-deductible preference dividends paid	5	6
Non-deductible UK Bank Levy	8	14
Non-deductible conduct remediation, fines and penalties	(1)	0
Other non-deductible costs and non-taxable income	8	14
Effect of change in tax rate on deferred tax provision	(23)	13
Tax relief on dividends in respect of other equity instruments	(22)	(32)
Tax on profit from continuing operations	£ 232	£ 205